Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	65 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Apr. 05, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Mar. 03, 2015	Nov. 19, 2014	Aug. 31, 2014
C000092034 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 38,995	$ 38,995	$ 38,995	$ 38,995	$ 38,995	$ 38,995	$ 29,907	$ 26,405	$ 32,015	$ 24,578	$ 17,902		$ 17,280	$ 13,771	$ 11,586	$ 10,380			$ 10,000
Average Annual Return, Percent	30.39%	16.85%				14.58%
C000092034 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	30.26%	16.84%				14.57%
C000092035 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,257,408	$ 11,257,408	$ 11,257,408	11,257,408	11,257,408	$ 11,257,408	8,632,454	7,619,616	9,235,458	7,088,586	5,161,127	$ 5,000,000
Average Annual Return, Percent	30.41%	16.88%	16.20%
C000092036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 26,826	$ 26,826	$ 26,826	26,826	26,826	$ 26,826	21,719	18,540	19,441	14,606	14,134		13,851	12,249	10,918	9,659			10,000.00
Average Annual Return, Percent	23.51%	13.67%				10.37%
C000092036 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	23.52%	13.69%				10.37%
C000092037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,990,306	$ 12,990,306	12,990,306	$ 12,990,306	12,990,306	$ 12,990,306	10,515,932	8,973,152	9,405,391	7,064,421	6,832,649		6,694,346	5,914,671	5,268,070	4,658,150	$ 5,000,000
Average Annual Return, Percent	23.53%	13.71%		10.58%
C000092038 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 24,927	$ 24,927	24,927	$ 24,927	24,927	$ 24,927	21,009	18,996	21,216	14,667	14,088		15,068	12,575	11,206	9,988			10,000
Average Annual Return, Percent	18.65%	12.09%				9.56%
C000092038 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	18.66%	12.10%				9.57%
C000092039 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,523,246	$ 12,523,246	12,523,246	12,523,246	12,523,246	$ 12,523,246	10,552,291	9,537,191	10,647,978	7,359,092	7,066,324		7,556,422	6,301,199	5,610,728	4,997,853			5,000,000
Average Annual Return, Percent	18.68%	12.13%				9.62%
C000092040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 23,263	$ 23,263	23,263	23,263	23,263	$ 23,263	19,996	18,213	19,240	12,452	13,121		14,268	12,133	10,841	9,583			10,000
Average Annual Return, Percent	16.34%	12.13%				8.81%
C000092040 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	16.26%	12.13%				8.80%
C000092041 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,739,633	$ 11,739,633	11,739,633	11,739,633	11,739,633	$ 11,739,633	10,086,886	9,179,506	9,686,076	6,264,486	6,595,139		7,167,962	6,087,683	5,432,821	4,797,330			5,000,000
Average Annual Return, Percent	16.39%	12.22%				8.91%
C000092043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 25,607	$ 25,607	25,607	25,607	25,607	$ 25,607	21,198	19,076	22,595	16,651	14,857		15,652	12,847	11,505	10,360			10,000
Average Annual Return, Percent	20.80%	11.50%				9.86%
C000092043 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	20.82%	11.53%				9.87%
C000092042 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,919,598	$ 12,919,598	12,919,598	12,919,598	12,919,598	$ 12,919,598	10,689,606	9,611,908	11,375,680	8,376,793	7,468,083		7,862,849	6,446,462	5,765,885	5,186,213			5,000,000
Average Annual Return, Percent	20.86%	11.59%				9.96%
C000092044 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 24,321	$ 24,321	24,321	24,321	24,321	$ 24,321	20,742	19,672	22,420	14,570	14,633		17,234	13,025	11,508	10,169			10,000
Average Annual Return, Percent	17.25%	10.70%				9.29%
C000092044 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	17.29%	10.73%				9.31%
C000092045 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,206,549	$ 12,206,549	12,206,549	12,206,549	12,206,549	$ 12,206,549	10,411,585	9,872,215	11,245,110	7,305,383	7,335,255		8,638,806	6,525,278	5,761,355	5,088,480			5,000,000
Average Annual Return, Percent	17.24%	10.72%				9.34%
C000092046 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 26,003	$ 26,003	26,003	26,003	26,003	$ 26,003	21,633	20,549	24,543	16,618	15,771		18,408	13,444	11,827	10,632			10,000
Average Annual Return, Percent	20.20%	10.52%				10.03%
C000092046 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	19.87%	10.47%				10.01%
C000092048 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 22,019	$ 22,019	22,019	22,019	22,019	$ 22,019	19,328	18,357	20,014	12,494	13,446		15,993	12,510	11,158	9,691			10,000
Average Annual Return, Percent	13.93%	10.37%				8.21%
C000092048 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Market Price
Average Annual Return, Percent	14.04%	10.40%				8.23%
C000092049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,146,117	$ 11,146,117	11,146,117	11,146,117	$ 11,146,117	$ 11,146,117	9,777,684	9,277,395	10,105,699	6,303,559	6,773,799		8,051,597	6,289,736	5,603,248	4,860,513		$ 5,000,000
Average Annual Return, Percent	14.00%	10.47%			8.54%
S and P SmallCap 600 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Value Index
Account Value	$ 22,254	$ 22,254	22,254	22,254	$ 22,254	$ 22,254	19,514	18,505	20,139	12,561	13,537		16,082	12,562	11,202	9,710		5,000,000	10,000
Average Annual Return, Percent	14.04%	10.45%			8.54%	8.33%
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Value Index
Account Value	$ 27,143	$ 27,143	27,143	$ 27,143	$ 27,143	$ 27,143	21,956	18,721	19,605	14,714	14,225		13,927	12,298	10,946	9,673	5,000,000		10,000.00
Average Annual Return, Percent	23.63%	13.80%		10.65%		10.50%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 31,837	$ 31,837	$ 31,837	$ 31,837	$ 31,837	$ 31,837	25,234	21,991	25,491	19,120	15,775	5,000,000	15,584	12,958	11,166	10,029	$ 5,000,000	$ 5,000,000	10,000.00
Average Annual Return, Percent	26.17%	15.08%	14.14%	12.26%	12.35%	12.28%
S And P 500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Growth Index
Account Value	$ 39,478	$ 39,478	$ 39,478	$ 39,478	$ 39,478	$ 39,478	30,247	26,677	32,310	24,781	18,029	$ 5,000,000	17,385	13,832	11,618	10,395			10,000
Average Annual Return, Percent	30.52%	16.97%	16.29%			14.72%
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Account Value	$ 25,198	$ 25,198	$ 25,198	25,198	25,198	$ 25,198	21,219	19,166	21,384	14,772	14,174		15,147	12,623	11,234	10,001			10,000
Average Annual Return, Percent	18.75%	12.20%				9.68%
S And P MidCap 400 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Account Value	$ 23,598	$ 23,598	23,598	23,598	23,598	$ 23,598	20,266	18,435	19,442	12,566	13,225		14,368	12,196	10,880	9,602			10,000
Average Annual Return, Percent	16.44%	12.28%				8.97%
S And P MidCap 400 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Growth Index
Account Value	$ 26,008	$ 26,008	26,008	26,008	26,008	$ 26,008	21,505	19,326	22,864	16,825	14,982		15,762	12,915	11,546	10,379			10,000
Average Annual Return, Percent	20.94%	11.66%				10.03%
S And P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Account Value	$ 24,445	$ 24,445	24,445	24,445	24,445	$ 24,445	20,837	19,745	22,469	14,593	14,674		17,275	13,041	11,530	10,180			10,000
Average Annual Return, Percent	17.31%	10.75%				9.35%
S And P SmallCap 600 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Growth Index
Account Value	$ 26,409	$ 26,409	$ 26,409	$ 26,409	$ 26,409	$ 26,409	$ 21,933	$ 20,802	$ 24,800	$ 16,774	$ 15,904		$ 18,538	$ 13,517	$ 11,871	$ 10,655			$ 10,000
Average Annual Return, Percent	20.41%	10.68%				10.20%